Concentration Risk (Tables)	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Schedules of Diversification of Portfolio, by Region and Property Type
The following table represents the diversification of the Account’s portfolio by region and property type as of December 31, 2018:

Diversification by Fair Value(1)
	West	East	South	Midwest	Total
Office	13.9%	19.0%	5.3%	—%	38.2%
Apartment	9.6%	7.5%	6.6%	1.0%	24.7%
Retail	7.7%	3.1%	7.9%	0.8%	19.5%
Industrial	8.3%	1.3%	4.2%	0.5%	14.3%
Other(2)	0.6%	2.5%	0.1%	0.1%	3.3%
Total	40.1%	33.4%	24.1%	2.4%	100.0%

(1)	Wholly-owned properties are represented at fair value and gross of any debt, while joint venture properties are represented at the net equity value.

(2)	Represents interests in Storage Portfolio investments, a fee interest encumbered by a ground lease real estate investment and land.
Properties in the “West” region are located in: AK, AZ, CA, CO, HI, ID, MT, NM, NV, OR, UT, WA, WY
Properties in the “East” region are located in: CT, DC, DE, KY, MA, MD, ME, NC, NH, NJ, NY, PA, RI, SC, VA, VT, WV
Properties in the “South” region are located in: AL, AR, FL, GA, LA, MS, OK, TN, TX
Properties in the “Midwest” region are located in: IA, IL, IN, KS, MI, MN, MO, ND, NE, OH, SD, WI